Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 53.5%
Security	Shares	Value
Aerospace & Defense — 2.2%
Airbus SE	1,302	$ 271,893
BAE Systems PLC	11,568	314,727
Boeing Co.(1)	1,192	275,531
Elbit Systems Ltd.	364	331,517
General Dynamics Corp.	1,639	568,438
General Electric Co.	1,645	532,585
Howmet Aerospace, Inc.	2,188	565,051
L3Harris Technologies, Inc.	864	272,316
Leonardo SpA	4,641	294,727
Lockheed Martin Corp.	1,003	532,041
Northrop Grumman Corp.	727	409,795
RTX Corp.	2,541	456,516
		$ 4,825,137
Automobiles — 0.8%
Ford Motor Co.	18,113	$ 315,890
Tesla, Inc.(1)	3,320	1,446,823
		$ 1,762,713
Banks — 6.9%
Alpha Bank SA	61,227	$ 279,884
Associated Banc-Corp.	11,203	311,555
Atlantic Union Bankshares Corp.	7,156	269,209
Banco Bilbao Vizcaya Argentaria SA	24,553	573,476
Banco de Sabadell SA	80,417	271,895
Banco Santander SA	64,564	807,427
Bank of America Corp.	8,668	447,269
BNP Paribas SA	12,377	1,334,150
Chiba Bank Ltd.	22,009	321,781
Citigroup, Inc.	2,854	359,319
Citizens Financial Group, Inc.	9,974	620,981
Columbia Banking System, Inc.	9,507	281,788
Fifth Third Bancorp	6,813	340,173
Fukuoka Financial Group, Inc.	6,851	282,305
Hachijuni Nagano Bank Ltd.	21,526	314,332
Hirogin Holdings, Inc.	22,356	283,254
Huntington Bancshares, Inc.	17,501	286,316
ING Groep NV	11,635	360,399
Japan Post Bank Co. Ltd.	18,943	365,054
JPMorgan Chase & Co.	3,438	1,029,028
KeyCorp	13,770	293,714
Kyushu Financial Group, Inc.	34,827	302,593
M&T Bank Corp.	2,456	530,766
Mizuho Financial Group, Inc.	9,085	408,334
Security	Shares	Value
Banks (continued)
National Bank of Greece SA	15,723	$ 272,001
Old National Bancorp	11,250	270,113
Regions Financial Corp.	12,423	347,844
Resona Holdings, Inc.	23,310	297,561
Societe Generale SA	5,297	440,293
Sumitomo Mitsui Financial Group, Inc.	11,393	415,535
Swedbank AB, Class A	9,373	346,097
Truist Financial Corp.	5,926	285,692
U.S. Bancorp	5,720	313,742
UniCredit SpA	5,950	513,538
Wells Fargo & Co.	5,698	441,823
Yamaguchi Financial Group, Inc.	15,654	269,124
Yokohama Financial Group, Inc.	29,988	305,603
		$ 15,193,968
Beverages — 0.5%
Coca-Cola Co.	9,382	$ 741,272
PepsiCo, Inc.	1,845	266,030
		$ 1,007,302
Biotechnology — 0.5%
AbbVie, Inc.	2,274	$ 495,095
Amgen, Inc.	891	300,080
Gilead Sciences, Inc.	2,644	355,433
		$ 1,150,608
Broadline Retail — 1.7%
Amazon.com, Inc.(1)	13,777	$ 3,728,607
		$ 3,728,607
Building Products — 0.6%
Carrier Global Corp.	4,234	$ 270,426
Daikin Industries Ltd.	1,828	263,169
Johnson Controls International PLC	3,184	426,847
Trane Technologies PLC	593	267,621
		$ 1,228,063
Capital Markets — 0.9%
Ares Management Corp., Class A	2,169	$ 278,716
Blackstone, Inc.	2,327	272,189
CME Group, Inc.	1,039	284,208
Deutsche Bank AG	8,523	276,189
Goldman Sachs Group, Inc.	476	488,167
Partners Group Holding AG(2)	254	267,988
		$ 1,867,457

Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals — 0.5%
Air Products and Chemicals, Inc.	951	$ 264,968
Corteva, Inc.	3,472	271,788
Dow, Inc.	8,214	277,222
Linde PLC	611	304,089
		$ 1,118,067
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	2,625	$ 418,609
Cisco Systems, Inc.	3,352	403,648
		$ 822,257
Construction & Engineering — 0.3%
API Group Corp.(1)	6,457	$ 264,737
Quanta Services, Inc.	508	361,559
		$ 626,296
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	508	$ 485,810
Walmart, Inc.	6,585	762,214
		$ 1,248,024
Containers & Packaging — 0.1%
Graphic Packaging Holding Co.	23,606	$ 265,804
		$ 265,804
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	11,006	$ 272,949
Verizon Communications, Inc.	5,926	283,322
		$ 556,271
Electric Utilities — 1.7%
Constellation Energy Corp.	1,004	$ 288,901
EDP SA	53,843	274,203
Enel SpA	73,014	819,303
Entergy Corp.	3,272	356,812
Exelon Corp.	6,311	288,034
Iberdrola SA	22,165	503,186
NextEra Energy, Inc.	3,222	280,346
Redeia Corp. SA	15,554	266,836
SSE PLC	12,935	404,519
Terna - Rete Elettrica Nazionale	23,492	269,903
		$ 3,752,043
Electrical Equipment — 1.0%
ABB Ltd.	2,849	$ 304,636
Security	Shares	Value
Electrical Equipment (continued)
Eaton Corp. PLC	924	$ 370,154
GE Vernova, Inc.	572	553,879
nVent Electric PLC	2,264	378,065
Siemens Energy AG	2,575	487,484
		$ 2,094,218
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	3,220	$ 583,335
Teledyne Technologies, Inc.(1)	534	330,990
TTM Technologies, Inc.(1)	1,860	323,119
		$ 1,237,444
Energy Equipment & Services — 0.2%
SLB Ltd.	7,636	$ 416,544
		$ 416,544
Entertainment — 0.2%
Netflix, Inc.(1)	5,593	$ 481,110
		$ 481,110
Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	2,151	$ 1,020,606
Enact Holdings, Inc.	6,444	269,295
Equitable Holdings, Inc.	6,605	273,117
Fiserv, Inc.(1)	5,305	300,051
Mastercard, Inc., Class A	969	478,666
ORIX Corp.	11,851	462,178
Visa, Inc., Class A	1,505	491,172
		$ 3,295,085
Food Products — 0.1%
Yakult Honsha Co. Ltd.(2)	15,782	$ 265,074
		$ 265,074
Ground Transportation — 0.1%
Union Pacific Corp.	1,128	$ 296,258
		$ 296,258
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	3,389	$ 290,099
Boston Scientific Corp.(1)	7,612	367,736
EssilorLuxottica SA	1,348	272,457
Intuitive Surgical, Inc.(1)	663	281,536
		$ 1,211,828

Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	1,452	$ 285,754
Cencora, Inc.	1,646	443,367
Centene Corp.(1)	7,844	467,502
Cigna Group	2,141	593,913
CVS Health Corp.	5,041	458,630
Elevance Health, Inc.	1,981	778,909
Humana, Inc.	1,993	608,702
McKesson Corp.	568	421,706
Molina Healthcare, Inc.(1)	1,570	272,552
UnitedHealth Group, Inc.	2,619	996,032
		$ 5,327,067
Hotels, Restaurants & Leisure — 0.4%
Booking Holdings, Inc.	1,985	$ 332,348
Chipotle Mexican Grill, Inc.(1)	8,338	265,649
Starbucks Corp.	2,957	293,216
		$ 891,213
Household Products — 0.1%
Procter & Gamble Co.	2,168	$ 311,238
		$ 311,238
Independent Power and Renewable Electricity Producers — 0.4%
Orsted AS(1)(3)	10,601	$ 270,172
RWE AG	6,635	421,662
Vistra Corp.	1,679	269,026
		$ 960,860
Industrial Conglomerates — 0.6%
Hitachi Ltd.	12,698	$ 411,028
Honeywell International, Inc.	1,238	294,471
Siemens AG	1,141	357,749
Smiths Group PLC	8,627	284,818
		$ 1,348,066
Insurance — 0.8%
Allianz SE	651	$ 288,494
American International Group, Inc.	4,638	344,279
Hartford Insurance Group, Inc.	2,109	268,117
Markel Group, Inc.(1)	293	531,968
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	795	417,511
		$ 1,850,369
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A	9,749	$ 3,707,935
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C	3,981	$ 1,498,568
Autotrader Group PLC(3)	46,952	277,507
Meta Platforms, Inc., Class A	2,594	1,640,731
		$ 7,124,741
IT Services — 0.2%
International Business Machines Corp.	1,412	$ 420,494
		$ 420,494
Machinery — 1.2%
Caterpillar, Inc.	957	$ 838,208
Cummins, Inc.	519	335,601
Deere & Co.	501	271,632
Knorr-Bremse AG	2,260	273,016
PACCAR, Inc.	2,404	265,329
Parker-Hannifin Corp.	327	276,194
Volvo AB, Class B	7,712	271,510
		$ 2,531,490
Media — 0.3%
Fox Corp., Class B	4,891	$ 280,694
News Corp., Class B(2)	8,856	264,086
		$ 544,780
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	4,116	$ 270,462
Newmont Corp.	2,609	286,494
Nucor Corp.	1,344	336,000
Steel Dynamics, Inc.	1,105	287,466
		$ 1,180,422
Multi-Utilities — 1.0%
E.ON SE	27,996	$ 594,314
Engie SA(2)	12,157	375,032
National Grid PLC	46,000	738,324
Sempra	3,010	268,281
Unitil Corp.	5,291	264,709
		$ 2,240,660
Office REITs — 0.1%
BXP, Inc.	4,571	$ 274,306
		$ 274,306
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp.	23,111	$ 484,407

Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
APA Corp.	7,895	$ 287,615
Chevron Corp.	2,051	374,225
ConocoPhillips	5,082	579,246
Devon Energy Corp.	6,551	291,454
Diamondback Energy, Inc.	1,396	267,306
EOG Resources, Inc.	2,129	283,966
Exxon Mobil Corp.	4,069	591,063
Northern Oil & Gas, Inc.	12,509	272,321
Targa Resources Corp.	1,365	348,171
		$ 3,779,774
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	3,916	$ 322,992
		$ 322,992
Pharmaceuticals — 1.6%
AstraZeneca PLC	2,043	$ 379,313
Eli Lilly & Co.	947	1,046,435
Johnson & Johnson	3,511	791,134
Merck & Co., Inc.	3,856	457,784
Novartis AG	5,456	820,637
		$ 3,495,303
Professional Services — 0.7%
Automatic Data Processing, Inc.	1,228	$ 272,419
BlackSky Technology, Inc.(1)(2)	5,178	250,978
Paychex, Inc.	2,817	273,193
Paylocity Holding Corp.(1)	2,564	294,680
Recruit Holdings Co. Ltd.	5,413	361,971
		$ 1,453,241
Residential REITs — 0.1%
NexPoint Residential Trust, Inc.	9,753	$ 283,422
		$ 283,422
Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc.(1)	2,271	$ 1,172,063
Advantest Corp.	1,630	266,497
Analog Devices, Inc.	645	266,933
Applied Materials, Inc.	1,107	498,216
ASML Holding NV	256	413,935
Broadcom, Inc.	6,349	2,836,543
Intel Corp.(1)	6,848	785,329
KLA Corp.	156	299,787
Lam Research Corp.	1,806	574,633
Micron Technology, Inc.	1,395	1,354,545
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	31,398	$ 6,629,374
Qualcomm, Inc.	1,604	402,636
SK hynix, Inc. GDR(3)	166	256,549
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	637	266,553
Texas Instruments, Inc.	1,325	405,026
		$ 16,428,619
Software — 3.6%
Adobe, Inc.(1)	1,180	$ 305,868
AppLovin Corp., Class A(1)	453	277,730
C3.ai, Inc., Class A(1)	26,468	285,060
Crowdstrike Holdings, Inc., Class A(1)	568	415,208
Microsoft Corp.	9,973	4,490,243
Oracle Corp.	1,755	396,244
Palantir Technologies, Inc., Class A(1)	2,104	329,360
Palo Alto Networks, Inc.(1)	1,398	393,803
Salesforce, Inc.	1,522	290,854
ServiceNow, Inc.(1)	2,826	351,470
Workday, Inc., Class A(1)	2,280	333,313
		$ 7,869,153
Specialized REITs — 0.3%
Crown Castle, Inc.	3,234	$ 295,911
SBA Communications Corp.	1,324	268,984
		$ 564,895
Specialty Retail — 0.4%
Floor & Decor Holdings, Inc., Class A(1)	5,636	$ 289,690
Home Depot, Inc.	1,207	382,788
TJX Cos., Inc.	1,917	296,656
		$ 969,134
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	18,009	$ 5,619,888
Sandisk Corp.(1)	204	345,776
Western Digital Corp.	2,379	1,263,749
		$ 7,229,413
Tobacco — 0.2%
Philip Morris International, Inc.	2,180	$ 386,688
		$ 386,688
Trading Companies & Distributors — 0.3%
Toyota Tsusho Corp.	6,877	$ 299,624

Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	273	$ 271,818
		$ 571,442
Water Utilities — 0.1%
Severn Trent PLC	6,677	$ 266,238
		$ 266,238
Total Common Stocks (identified cost $63,657,447)		$117,076,198

Exchange-Traded Funds — 40.5%
Security	Shares	Value
Equity Funds — 6.9%
Franklin FTSE China ETF(2)	46,026	$ 1,011,932
iShares Core MSCI Emerging Markets ETF	118,266	9,871,663
iShares MSCI South Korea ETF	6,194	1,274,911
iShares MSCI Taiwan ETF	28,834	2,963,559
		$ 15,122,065
Fixed-Income Funds — 33.6%
Eaton Vance Mortgage Opportunities ETF(4)	382,237	$ 19,192,120
Eaton Vance Total Return Bond ETF(4)	632,101	32,098,089
iShares TIPS Bond ETF	68,780	7,649,024
Vanguard Emerging Markets Government Bond ETF	167,056	11,234,516
Vanguard Long-Term Treasury ETF	59,173	3,245,046
		$ 73,418,795
Total Exchange-Traded Funds (identified cost $83,409,536)		$ 88,540,860
Sovereign Government Bonds — 3.0%
Security	Principal Amount (000's omitted)		Value
Brazil — 3.0%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/29	BRL	45,819	$ 6,503,185
Total Sovereign Government Bonds (identified cost $6,519,766)			$ 6,503,185

Short-Term Investments — 2.9%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.54%(5)	5,231,094	$ 5,231,094
Total Affiliated Fund (identified cost $5,231,094)		$ 5,231,094

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.65%(6)	1,025,213	$ 1,025,213
Total Securities Lending Collateral (identified cost $1,025,213)		$ 1,025,213
Total Short-Term Investments (identified cost $6,256,307)		$ 6,256,307
Total Investments — 99.9% (identified cost $159,843,056)		$218,376,550
Other Assets, Less Liabilities — 0.1%		$ 319,835
Net Assets — 100.0%		$218,696,385
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2026. The aggregate market value of securities on loan at May 31, 2026 was $1,664,439 and the total market value of the collateral received by the Fund was $1,731,742, comprised of cash of $1,025,213 and U.S. government and/or agencies securities of $706,529.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $804,228 or 0.4% of the Fund's net assets.
(4)	Affiliated fund.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2026.
(6)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	46.1%	$100,726,063
Brazil	3.0	6,503,185
Japan	2.7	5,895,017
Germany	1.4	3,116,419
France	1.2	2,693,825
United Kingdom	1.2	2,665,446
Spain	1.1	2,422,820
Italy	0.9	1,897,471
Netherlands	0.4	774,334
Sweden	0.3	617,607
Switzerland	0.3	572,624
Greece	0.3	551,885
Israel	0.1	331,517
Portugal	0.1	274,203
Denmark	0.1	270,172
Taiwan	0.1	266,553
South Korea	0.1	256,549
Exchange-Traded Funds	40.5	88,540,860
Total Investments	99.9%	$218,376,550
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
BRL	– Brazilian Real

Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2026.
Affiliated Investments
At May 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $56,521,303, which represents 25.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Mortgage Opportunities ETF	$28,421,809	$ 1,148,985	$(10,494,442)	$104,885	$ 10,883	$19,192,120	$878,054	382,237
Eaton Vance Total Return Bond ETF	39,406,889	9,767,672	(17,023,528)	150,685	(203,629)	32,098,089	1,078,343	632,101
Short-Term Investments
Liquidity Fund, Institutional Class(1)	6,505,773	59,189,503	(60,464,182)	—	—	5,231,094	104,471	5,231,094
Total				$255,570	$(192,746)	$56,521,303	$2,060,868
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 8,429,395	$ 277,507	$ —	$ 8,706,902
Consumer Discretionary	7,351,667	—	—	7,351,667
Consumer Staples	2,953,252	265,074	—	3,218,326
Energy	4,196,318	—	—	4,196,318
Financials	11,729,883	10,476,996	—	22,206,879
Health Care	9,712,399	1,472,407	—	11,184,806
Industrials	10,769,334	4,527,869	—	15,297,203
Information Technology	33,070,399	936,981	—	34,007,380
Materials	2,564,293	—	—	2,564,293
Real Estate	1,122,623	—	—	1,122,623
Utilities	2,016,109	5,203,692	—	7,219,801
Total Common Stocks	$ 93,915,672	$23,160,526*	$ —	$117,076,198
Exchange-Traded Funds	$ 88,540,860	$ —	$ —	$ 88,540,860
Sovereign Government Bonds	—	6,503,185	—	6,503,185

Eaton Vance
All Asset Strategy Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$ 5,231,094	$ —	$ —	$ 5,231,094
Securities Lending Collateral	1,025,213	—	—	1,025,213
Total Investments	$188,712,839	$29,663,711	$ —	$218,376,550
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.